Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Furniture and Fixtures and Vehicles [Member] | Minimum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures and Vehicles [Member] | Maximum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years